Stock-Based Compensation - Summary of Share Grant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2015
Share Grants (number of common shares)
Outstanding, beginning (in shares)		108,710
Vested and issued (in shares)	0	0
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 0	$ 20.66
Vested and issued (in dollars per share)			$ 20.50
Outstanding, ending (in dollars per share)	$ 0	$ 0
Share Grant Plans [Member]
Share Grants (number of common shares)
Outstanding, beginning (in shares)	2,662,000	3,154,805
Vested and issued (in shares)	(388,445)	(417,374)
Forfeited (in shares)	(83,939)	(75,431)
Outstanding, ending (in shares)	2,189,616	2,662,000
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 20.50	$ 20.50
Vested and issued (in dollars per share)	0	0
Forfeited (in dollars per share)	20.50	20.50
Outstanding, ending (in dollars per share)	$ 20.50	$ 20.50